Share-Based Compensation - Schedule of Company’s Outstanding and Exercisable Options Granted to Employees (Details) - Stock Option [Member] - 0.001 [Member]	12 Months Ended
Dec. 31, 2025 shares
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding	510,428,400
Weighted average remaining contractual term (years)	9 years 6 months 14 days
Options exercisable	75,600,975
Weighted average remaining contractual term (years)	9 years 6 months 14 days